Commodity Taxes Recoverable and Other Receivables - Schedule of commodity taxes recoverable and other receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity taxes recoverable	$ 12,821	$ 14,415
Accrued interest income	0	570
Lease receivable - current	630	0
Other receivables	3,282	262
Total	$ 16,733	$ 15,247